Options - Schedule of Stock Option Activity (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Option, Outstanding beginning	3,810,000	3,810,000	6,240,000
Number of Option, Exercisable beginning	3,810,000	3,120,000	3,120,000
Number of Option, Granted			705,000
Number of Option, Forfeited	(63,750)		(3,135,000)
Number of Option, Vested	3,431,250	3,280,000	3,120,000
Number of Option, Outstanding ending	3,746,250	3,810,000	3,810,000
Number of Option, Exercisable ending	3,431,250	3,810,000	3,120,000
Weighted Average Exercise Price, Outstanding beginning	$ 2.00	$ 2	$ 1.17
Weighted Average Exercise Price, Exercisable beginning	2.00	2	0.33
Weighted Average Exercise Price, Granted			2
Weighted Average Exercise Price, Forfeited	2.00		0
Weighted Average Exercise Price, Vested			0
Weighted Average Exercise Price, Outstanding ending	2.00	2.00	2
Weighted Average Exercise Price, Exercisable ending	$ 2.00	$ 2.00	$ 2
Weighted Average Remaining Contractual Life in Years, Outstanding beginning			9 years 10 months 10 days
Weighted Average Remaining Contractual Life in Years, Exercisable beginning	7 years 10 months 14 days		9 years 10 months 10 days
Weighted Average Remaining Contractual Life in Years, Outstanding ending	7 years 6 months 18 days	7 years 10 months 14 days	8 years 10 months 10 days
Weighted Average Remaining Contractual Life in Years, Exercisable ending	7 years 6 months 18 days	7 years 10 months 14 days	8 years 10 months 10 days
Aggregate Intrinsic value, Exercisable beginning	$ 721,600	$ 984,000	$ 5,210,400
Aggregate Intrinsic value, Exercisable ending	$ 1,235,250	$ 721,600	$ 984,000